Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term debt
Long-term debt consists of the following at year-end:

	2021	2020
2027 Notes	$535,986	$553,354
2023 Notes	201,763	216,593
Finance lease obligations	6,139	5,941
Other long-term borrowings	7,509	10,199
Subtotal	751,397	786,087
Discount on 2023 Notes	(687)	(1,147)
Discount on 2027 Notes	(5,960)	(7,358)
Premium on 2023 Notes	254	427
Premium on 2027 Notes	2,613	3,206
Deferred financing costs	(3,659)	(4,641)
Total	743,958	776,574
Current portion of long-term debt	4,741	3,129
Long-term debt, excluding current portion	$739,217	$773,445
The following table presents additional information related to the 2027 and 2023 Notes (the “Notes”):

			Principal as of December 31,
	Annual interest rate	Currency	2021	2020	Maturity
2027 Notes	5.875%	USD	$535,986	$553,354	April 4, 2027
2023 Notes	6.625%	USD	201,763	216,593	September 27, 2023

	Interest Expense (i)			DFC Amortization (i)			Amortization of Premium/Discount, net (i)
	2021	2020	2019	2021	2020	2019	2021	2020	2019
2027 Notes	$32,175	$20,269	$15,569	$758	$402	$299	$805	$133	$—
2023 Notes	13,768	20,882	23,060	224	294	323	287	371	402
(i)These charges are included within “Net interest expense” in the consolidated statements of income.
The table below summarizes certain payment terms for the Notes:

Senior Note	Principal amount outstanding	Late Tender Offer Consideration (i) (ii)	Tender Offer Expiration Date	Early Tender Offer Expiration Date	Early Tender Premium (i) (ii)	Total Consideration (i) (ii)
2027 Notes	$ 535,986	$ 999.38	May 13, 2022	April 29, 2022	$ 30.00	$ 1,029.38
2023 Notes	$ 201,763	—	April 22, 2022	—	—	$ 1,053.60

(i) Per $1,000 principal amount of applicable Notes, validly tendered and accepted for purchase, plus Accrued Interest.
(ii) Expressed as whole number.

Schedule of future payments related to long-term debt
At December 31, 2021, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2022	$4,739	$45,767	$50,506
2023	204,596	45,449	250,045
2024	2,436	31,869	34,305
2025	663	31,763	32,426
2026	113	31,750	31,863
Thereafter	538,850	17,068	555,918
Total payments	751,397	203,666	955,063
Interest	—	(203,666)	(203,666)
Discount on 2023 Notes	(687)	—	(687)
Discount on 2027 Notes	(5,960)	—	(5,960)
Premium on 2023 Notes	254	—	254
Premium on 2027 Notes	2,613	—	2,613
Deferred financing cost	(3,659)	—	(3,659)
Long-term debt	$743,958	$—	$743,958